Taxation - Income tax expense (Details) - EUR (€) € in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Taxation
Total current tax expense		€ (453)	€ (554)
Deferred tax expense		(608)	(346)
Total income tax expense		(1,061)	(900)
United Kingdom
Taxation
Current period		(18)	(44)
Adjustments in respect of prior periods		(3)	2
Deferred tax expense	[1]	(143)	(27)
Overseas
Taxation
Current period		(439)	(551)
Adjustments in respect of prior periods		7	39
Deferred tax expense		€ (465)	€ (319)

[1]	The increase in the utilisation of deferred tax assets in the UK during the six months ended 30 September 2025 was primarily attributable to the one-off gain of €782 million on certain bond buybacks.